ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2022	2021
	U.S. dollars in thousands
Accrued expenses	16,168	17,233
Employees and related liabilities	1,667	3,496
Government institutions	114	167
	17,949	20,896